Share-Based Compensation Plans (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2021 shares	Dec. 31, 2024 shares	Dec. 31, 2023 share
Share-Based Compensation Plans [Line Items]
Issuance of shares		51,595	195,295
Annual increment		20.00%
Stock options expires		10 years
Preferred shares issued (in Shares)	3,660,000
Percentage of preferred shares outstanding	10.00%
RSUs were issued (in Shares)	3,530,000
Transaction shares (in Shares)	3,530,000
Corporation stock options (in Shares)	1,460,008
Public share (in Shares)		5,017,401
Stock options granted
Restricted stock unit shares (in share) | share			103,400
Stock options exercisable (in Shares)
Stock options exercisable		321,924
Telesat Canada Non-Voting Participating Preferred Shares [Member] | 2008 [Member]
Share-Based Compensation Plans [Line Items]
Issuance of shares		8,824,646
Telesat Canada Non-Voting Participating Preferred Shares [Member] | 2013 [Member]
Share-Based Compensation Plans [Line Items]
Issuance of shares		8,680,399